Financial risk management - Fair value analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 3,052	£ 4,524
Liabilities	(1,850)	(1,061)
Financial Assets (Liabilities)	1,202	3,463
Derivative assets	£ 1,153	1,724
Minimum deviation of growth curve to be considered observable for fair value measurement	5.00%
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 1,404	2,406
Liabilities	(667)	0
Financial Assets (Liabilities)	737	2,406
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,426	1,862
Liabilities	(900)	(779)
Financial Assets (Liabilities)	526	1,083
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	222	256
Liabilities	(283)	(282)
Financial Assets (Liabilities)	(61)	(26)	£ (435)
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,084)	(945)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(868)	(725)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(216)	(220)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(99)	(116)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(32)	(54)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(67)	(62)
Liabilities held at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(667)	0
Liabilities held at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(667)	0
Liabilities held at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Liabilities held at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Available-for-sale investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	2,721
Available-for-sale investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	2,406
Available-for-sale investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	310
Available-for-sale investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	5
Investments held at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,373	0
Investments held at FVTPL | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,311	0
Investments held at FVTPL | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	62	0
Investments held at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	436	0
Investments held at FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93	0
Investments held at FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	343	0
Investments held at FVOCI | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments in associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90	79
Investments in associates | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments in associates | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments in associates | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90	79
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,052	1,545
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,050	1,544
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2	1
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	101	69
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33	8
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	68	61
FAA derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	110
FAA derivative | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
FAA derivative | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
FAA derivative | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 0	£ 110
Quadgas HoldCo Limited
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%